FINANCIAL AND CAPITAL RISK MANAGEMENT (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL AND CAPITAL RISK MANAGEMENT
Accounts payable and accrued liabilities	$ 7,162	$ 4,828
Other liabilities	476
Lease liability	221
Total liability	7,859
Contractual Cash Flows
FINANCIAL AND CAPITAL RISK MANAGEMENT
Accounts payable and accrued liabilities	7,162
Other liabilities	600
Lease liability	261
Total liability	8,023
Less Than 1 Year
FINANCIAL AND CAPITAL RISK MANAGEMENT
Accounts payable and accrued liabilities	7,162
Other liabilities	400
Lease liability	66
Total liability	7,628
1 - 3 Years
FINANCIAL AND CAPITAL RISK MANAGEMENT
Accounts payable and accrued liabilities	0
Other liabilities	200
Lease liability	195
Total liability	395
4 - 5 Years
FINANCIAL AND CAPITAL RISK MANAGEMENT
Accounts payable and accrued liabilities	0
Lease liability	0
Total liability	0
After 5 Years
FINANCIAL AND CAPITAL RISK MANAGEMENT
Accounts payable and accrued liabilities	0
Lease liability	0
Total liability	$ 0